Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
Schedule II - Valuation and Qualifying Accounts
Verizon Communications Inc. and Subsidiaries
For the Years Ended December 31, 2017, 2016 and 2015

				(dollars in millions)
		Additions
Description	Balance at Beginning of Period	Charged to Expenses	Charged to Other Accounts Note (a)	Deductions Note (b)	Balance at End of Period (c)
Allowance for Uncollectible Accounts Receivable:
Year 2017	$1,146	$1,167	$205	$1,319	$1,199
Year 2016	1,037	1,420	150	1,461	1,146
Year 2015	739	1,610	146	1,458	1,037

		Additions
	Balance at Beginning of Period	Charged to Expenses	Charged to Other Accounts Note (d)	Deductions Note (e)	Balance at End of Period
Valuation Allowance for Deferred Tax Assets:
Year 2017	$2,473	$765	$273	$218	$3,293
Year 2016	3,414	146	47	1,134	2,473
Year 2015	1,841	237	1,701	365	3,414

(a)	Allowance for Uncollectible Accounts Receivable primarily includes amounts previously written off which were credited directly to this account when recovered.

(b)	Amounts written off as uncollectible or transferred to other accounts or utilized.

(c)
Allowance for Uncollectible Accounts Receivable includes approximately $260 million, $301 million and $155 million at December 31, 2017, 2016, and 2015, respectively, related to long-term device payment plan receivables.

(d)
Valuation Allowance for Deferred Tax Assets includes an increase to the valuation allowance as a result of the acquisition of AOL in 2015 and amounts charged to equity and reclassifications from other balance sheet accounts.

(e)	Reductions to valuation allowances related to deferred tax assets.